INTANGIBLE ASSETS AND GOODWILL (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Subject to Amortization
Intangible assets subject to amortization, gross	$ 856	$ 840
Intangible assets subject to amortization, accumulated amortization	(304)	(199)
Intangible assets subject to amortization, net	552	641
Amortization expense	126	110	33
Estimated future amortization one year from balance sheet date	124
Estimated future amortization more than one and within two years from balance sheet date	119
Estimated future amortization more than two and within three years from balance sheet date	116
Estimated future amortization more than three and within four years from balance sheet date	111
Estimated future amortization more than four and within five years from balance sheet date	33
Intangible Assets Not Subject to Amortization
Cable franchise rights, gross	26,934	26,933
Cable franchise rights, accumulated amortization	(922)	(922)
Cable franchise rights, net	26,012	26,011
Goodwill
Goodwill at beginning of period	2,889	2,247
Goodwill, acquisition	310	638
Goodwill, other changes	(3)	4
Goodwill at end of period	3,196	2,889	2,247
Goodwill, accumulated impairment loss	0	0
Residential Services Segment [Member]
Goodwill
Goodwill at end of period	2,305
Business Services Segment [Member]
Goodwill
Goodwill at end of period	798
Other Operations Segment [Member]
Goodwill
Goodwill at end of period	93
Customer Relationships [Member]
Intangible Assets Subject to Amortization
Intangible assets subject to amortization, gross	531	530
Intangible assets subject to amortization, accumulated amortization	(167)	(78)
Intangible assets subject to amortization, net	364	452
Cable Franchise Renewals and Access Rights [Member]
Intangible Assets Subject to Amortization
Intangible assets subject to amortization, gross	287	269
Intangible assets subject to amortization, accumulated amortization	(120)	(110)
Intangible assets subject to amortization, net	167	159
Other Intangible Assets Subject to Amortization [Member]
Intangible Assets Subject to Amortization
Intangible assets subject to amortization, gross	38	41
Intangible assets subject to amortization, accumulated amortization	(17)	(11)
Intangible assets subject to amortization, net	$ 21	$ 30